Other Real Estate Acquired in Settlement of Loans - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of real estate and other assets acquired in settlement of loans
Total	$ 13,436	$ 14,905	$ 15,737
Less valuation allowance for other real estate owned	(2,911)	(2,614)	$ (2,956)	$ (3,002)
Total other real estate owned	10,525	12,291
Commercial
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	643	920
Real Estate Construction - Commercial | Construction
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	10,166	10,986
Real Estate Construction - Commercial | Mortgages
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	2,510	2,798
Real Estate Construction - Residential | Mortgages
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	$ 117	$ 201